Federated Hermes Quality Bond Fund II Investment Strategy - Service Shares [Member] - Federated Hermes Quality Bond Fund II	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage-backed securities, and U.S. Treasury and agency securities. The Fund’s investment adviser (the “Adviser”) seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Investment-grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO) or, if unrated, of comparable quality as determined by the Adviser. A corporate debt security in which the Fund invests is considered a “foreign security” if the issuer derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. The Fund may invest in derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurances that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. Although the value of the Fund’s Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting, under normal market conditions, the Fund’s dollar-weighted average maturity to between three and ten years and dollar-weighted average duration to between three and seven years. Maturity reflects the time until a fixed-income security becomes payable. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund intends to invest in the securities of U.S. government-sponsored enterprises (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, to a lesser extent, the Fund may invest in GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System. Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus the amount of any borrowings for investment purposes) are invested in investment-grade, fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.